11. GE Royalty Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
11. GE Royalty Obligation

Note 11 GE Royalty Obligation

In 2011, the Company executed a Trademark Licensing Agreement with General Electric, which allows the Company the right to market certain ceiling light and fan fixtures displaying the GE brand. The License Agreement imposes certain manufacturing and quality control conditions that the Company must maintain in order to continue to use the GE brand.

The License Agreement is non-transferable and cannot be sub-licensed. Various termination clauses are applicable, however, none were applicable as of March 31, 2016 and December 31, 2015.

In August 2014, the Company entered into a second amendment to the License Agreement pertaining to its royalty obligations. Under the terms of the amendment, the Company agreed to pay a total of $12,000,000 by November 2018 for the rights assigned in the original contract. In case the Company does not pay GE a total of at least $12,000,000 in cumulative royalties over the term of the License Agreement, the difference between $12,000,000 and the amount of royalties actually paid to GE is owed in December 2018.

Payments are due quarterly based upon the prior quarters’ sales. The Company made payments of $92,913 and $75,130, for the three months ended March 31, 2016 and 2015, respectively.

The License Agreement obligation will be paid from sales of GE branded product subject to the following repayment schedule:

Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE
$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001+	5%

The Company has limited operating history and does not have the ability to estimate the sales of GE branded product, the liability is classified as long-term. As sales are recognized, the Company will estimate the portion it expects to pay in the current year and classify as current.

Note 11 GE Royalty Obligation

In 2011, the Company executed a Trademark Licensing Agreement with General Electric, which allows the Company the right to market certain ceiling light and fan fixtures displaying the GE brand. The License Agreement imposes certain manufacturing and quality control conditions that the Company must maintain in order to continue to use the GE brand.

The License Agreement is non-transferable and cannot be sub-licensed. Various termination clauses are applicable, however, none were applicable as of December 31, 2015 and December 31, 2014.

In August 2014, the Company entered into a second amendment to the License Agreement pertaining to its royalty obligations. Under the terms of the amendment, the Company agreed to pay a total of $12,000,000 by November 2018 for the rights assigned in the original contract. In case the Company does not pay GE a total of at least $12,000,000 in cumulative royalties over the term of the License Agreement, the difference between $12,000,000 and the amount of royalties actually paid to GE is owed in December 2018.

Payments are due quarterly based upon the prior quarters’ sales. The Company made payments of $204,146 and $0, for the years ended December 31, 2015 and December 31, 2014, respectively.

The License Agreement obligation will be paid from sales of GE branded product subject to the following repayment schedule:

Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE

$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001+	5%

The Company has limited operating history and does not have the ability to estimate the sales of GE branded product, the liability is classified as long-term. As sales are recognized, the Company will estimate the portion it expects to pay in the current year and classify as current.